Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefit Plans [Line Items]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	$ 107,722,000	$ 106,845,000
Defined Benefit Plan, Amortization of Net Gains (Losses)	1,700,000
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	400,000
Defined Contribution Plan, Cost Recognized	7,300,000	6,400,000	5,100,000
Pension Plans, Defined Benefit [Member]
Employee Benefit Plans [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost	12,004,000	13,193,000	8,343,000
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	5,700,000
Other Postretirement Benefit Plans, Defined Benefit [Member]
Employee Benefit Plans [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost	4,102,000	3,630,000	2,504,000
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 400,000
Equity Securities [Member]
Employee Benefit Plans [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities	60.00%
Debt Securities [Member]
Employee Benefit Plans [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities	40.00%